Schedule II - Consolidated Allowance and Valuation	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II - Consolidated Allowance and Valuation
SCHEDULE II – CONSOLIDATED ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLE

(In thousands)	2011	2010	2009
Balance at beginning of period	$9,497	$9,619	$9,132
Additions:
Charged to costs and expenses	2,877	2,161	2,918
	2,877	2,161	2,918
Deductions:
Write-offs	5,102	1,651	2,444
Foreign exchange and other, net	867	632	(13)
	5,969	2,283	2,431
Balance at end of period	$6,405	$9,497	$9,619

SCHEDULE II – CONSOLIDATED CHANGE IN TAX VALUATION ALLOWANCE

(In thousands)	2011	2010	2009
Balance at beginning of period	$202,943	$244,915	$239,941
Additions:
Foreign net deferred tax assets	1,031	—	25,738
Prior year U.S. NOL adjustments	773	558	4,240
	1,804	558	29,978
Deductions:
U.S. net deferred tax assets	5,368	13,876	18,489
Valuation allowance release	86,980	—	—
Foreign net deferred tax assets	—	18,529	—
Prior year foreign NOL adjustments	8,123	10,125	6,515
	100,471	42,530	25,004
Balance at end of period	$104,276	$202,943	$244,915